UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-5160

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30

Date of reporting period:	08/31/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus New York Tax Exempt Money Market Fund
August 31, 2006 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--99.3%	Rate (%)		Date	Amount ($)	Value ($)

Albany Industrial Development
Agency, Civic Facility Revenue
(Albany College of Pharmacy
Project) (LOC; TD Banknorth,
N.A.)		3.45	9/7/06	8,000,000 a	8,000,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation
Albany of Project) (LOC; M&T
Bank)		3.46	9/7/06	2,900,000 a	2,900,000
Albany Industrial Development
Agency, Civic Facility Revenue
(University at Albany
Foundation Student Housing
Corporation - Empire Commons
East Project) (Insured; AMBAC
and Liquidity Facility; Key
Bank)		3.45	9/7/06	1,000,000 a	1,000,000
Albany Industrial Development
Agency, Senior Housing Revenue
(South Mall Towers Albany,
L.P. Project) (Insured; FNMA
and Liquidity Facility; FNMA)		3.44	9/7/06	1,120,000 a	1,120,000
Allegany County Industrial
Development Agency, Civic
Facility Revenue (Houghton
College Project) (LOC; Key
Bank)		3.48	9/7/06	4,700,000 a	4,700,000
Babylon Industrial Development
Agency, IDR (Lambro Industries
Inc. Project) (LOC; Bank of
America)		3.40	9/7/06	680,000 a	680,000
Binghamton,
GO Notes, BAN		4.00	9/22/06	1,845,000	1,845,286
Brewster,
GO Notes, BAN		4.80	5/18/07	2,600,000	2,611,678
Burnt Hills-Ballston Lake Central
School District, GO Notes, BAN		4.50	7/6/07	1,328,636	1,335,630
Chautauqua County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy Project) (LOC;
Key Bank)		3.48	9/7/06	1,055,000 a	1,055,000
Colonie Industrial Development
Agency, IDR (13 Green Mount
Drive Project) (LOC; HSBC Bank
USA)		3.65	9/7/06	130,000 a	130,000

Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Marist
College Civic Facility) (LOC;
The Bank of New York)	3.40	9/7/06	4,535,000 a	4,535,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Lutheran Center at
Poughkeepsie, Inc. Project)
(LOC; Key Bank)	3.45	9/7/06	1,920,000 a	1,920,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(Community Services Disabled
Project) (LOC; Key Bank)	3.48	9/7/06	2,950,000 a	2,950,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(DePaul Community Facilities
Inc. Project) (LOC; Key Bank)	3.48	9/7/06	1,370,000 a	1,370,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(People Inc. Project) (LOC;
Key Bank)	3.48	9/7/06	2,465,000 a	2,465,000
Erie County Industrial Development
Agency, Civic Facility Revenue
(United Cerebral Palsy
Association Project) (LOC; Key
Bank)	3.48	9/7/06	765,000 a	765,000
Erie County Industrial Development
Agency, IDR (Luminescent
System Inc. Project) (LOC;
HSBC Bank USA)	3.65	9/7/06	4,345,000 a	4,345,000
Erie County Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	3.47	9/7/06	5,085,000 a,b	5,085,000
Fayetteville-Manlius Central
School District, GO Notes, BAN	4.25	11/3/06	725,620	726,574
Goldman Sachs Pool Trust,
Revenue (Liquidity Facility;
Goldman Sachs Group Inc. and
LOC; Ixis Corporate and Investment
Bank)	3.51	9/7/06	2,600,000 a,b	2,600,000
Hastings,
GO Notes, BAN	4.50	10/26/06	3,635,000	3,638,484
Herkimer County Industrial
Development Agency, Civic
Facility Revenue (Templeton
Foundation Project) (LOC; Key
Bank)	3.48	9/7/06	1,960,000 a	1,960,000
Irvington Union Free School
District, GO Notes, TAN	4.65	6/22/07	450,000	452,778

Lancaster Industrial Development
Agency, IDR (Lancaster Steel
Service Project) (LOC; M&T
Bank)	3.46	9/7/06	940,000 a	940,000
Merrick Union Free School
District, GO Notes, TAN	4.50	6/27/07	500,000	502,557
Metropolitan Transportation
Authority, Dedicated Tax Fund,
Refunding (Insured; XLCA and
Liquidity Facility; Citibank
NA)	3.41	9/7/06	9,775,000 a	9,775,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	3.46	9/7/06	2,500,000 a	2,500,000
Monroe County Industrial
Development Agency, IDR (2883
Associates LP) (LOC; HSBC Bank
USA)	3.65	9/7/06	1,145,000 a	1,145,000
Monroe County Industrial
Development Agency, IDR
(Axelrod Realty Partnership Facility)
(LOC; JPMorgan Chase Bank)	3.84	12/1/06	520,000	520,000
Monroe County Industrial
Development Agency, IDR
(Mercury Print Productions
Inc. Facility) (LOC; M&T Bank)	3.58	9/7/06	345,000 a	345,000
Monroe County Industrial
Development Agency, IDR
(National Development Council
Multi-Issue Facilities)
(LOC; HSBC Bank USA)	3.93	12/15/06	600,000	600,000
New York City
(Insured; FGIC)	6.00	10/15/06	400,000	401,066
New York City
(Liquidity Facility; Dexia
Credit Locale)	3.47	9/7/06	2,470,000 a,b	2,470,000
New York City
(Liquidity Facility; Merrill
Lynch)	3.47	9/7/06	5,000,000 a,b	5,000,000
New York City
(Putters Program) (Insured;
XLCA and Liquidity Facility;
JPMorgan Chase Bank)	3.45	9/7/06	1,000,000 a,b	1,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Abraham
Joshua Heschel Project) (LOC;
Allied Irish Banks)	3.44	9/7/06	2,000,000 a	2,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Convent of
the Sacred Heart School of New

York Project) (LOC; Allied
Irish Bank)	3.44	9/7/06	3,650,000 a	3,650,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Ethical
Culture School Project)
(Insured; XLCA and Liquidity
Facility; Dexia Credit Locale)	3.42	9/7/06	4,165,000 a	4,165,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center on the Upper
West Side, Inc. Project) (LOC;
M&T Bank)	3.46	9/7/06	4,900,000 a	4,900,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Mercy
College Project) (LOC; Key
Bank)	3.45	9/7/06	2,300,000 a	2,300,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Village
Community School Project)
(LOC; M&T Bank)	3.47	9/7/06	1,160,000 a	1,160,000
New York City Industrial
Development Agency, IDR
(Novelty Crystal Corp.
Project) (LOC; Commerce Bank)	3.52	9/7/06	3,725,000 a	3,725,000
New York City Industrial
Development Agency, IDR (Swak
Realty LLC Project) (LOC; The
Bank of New York)	3.55	9/7/06	975,000 a	975,000
New York City Industrial
Development Agency, Liberty
Revenue (FC Hanson Office
Associates LLC Project) (LOC;
Lloyds TSB Bank PLC)	3.40	9/7/06	1,000,000 a	1,000,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue
(Liquidity Facility; Dexia
Credit Locale)	3.40	9/7/06	7,900,000 a	7,900,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue (Putters
Program) (Insured; FSA and
Liquidity Facility; Deutsche
Postbank)	3.47	9/7/06	5,870,000 a,b	5,870,000
New York Counties Tobacco Trust
II, Tobacco Settlement
Pass-Through Bonds (Liquidity
Facility; Merrill Lynch)	3.47	9/7/06	4,760,000 a,b	4,760,000
New York Counties Tobacco Trust
IV, Tobacco Settlement

Pass-Through Bonds (Liquidity
Facility; Merrill Lynch)	3.47	9/7/06	7,330,000 a,b	7,330,000
New York State Dormitory
Authority, Revenue (Mount
Saint Mary College) (Insured;
Radian Bank and Liquidity
Facility; Citizens Bank of
Massachusetts)	3.47	9/7/06	7,300,000 a	7,300,000
New York State Dormitory
Authority, Revenue (Mount
Sinai NYU Health Obligated
Group) (Liquidity Facility;
Merrill Lynch)	3.47	9/7/06	2,100,000 a,b	2,100,000
New York State Housing Finance
Agency, Housing Revenue
(Gateway to New Cassel) (LOC;
JPMorgan Chase Bank)	3.46	9/7/06	4,700,000 a	4,700,000
New York State Housing Finance
Agency, Housing Revenue (Rip
Van Winkle House) (Insured;
FHLMC and Liquidity Facility;
FHLMC)	3.42	9/7/06	1,000,000 a	1,000,000
New York State Housing Finance
Agency, Revenue (Nursing Home
and Health Care Project)
(Insured; MBIA)	4.60	11/1/06	150,000	150,231
New York State Housing Finance
Agency, Revenue (Sea Park West
Housing) (Insured; FHLMC and
Liquidity Facility; FHLMC)	3.42	9/7/06	3,450,000 a	3,450,000
Newburgh Industrial Development
Agency, MFHR (Liquidity
Facility; Merrill Lynch)	3.54	9/7/06	3,110,000 a,b	3,110,000
Oneida County Industrial
Development Agency, IDR (The
Fountainhead Group, Inc.
Facility) (LOC; Citizens Bank
of Massachusetts)	3.44	9/7/06	3,165,000 a	3,165,000
Oswego County Industrial
Development Agency, Civic
Facility Revenue (Springside
at Seneca Hill, Inc. Project)
(LOC; M&T Bank)	3.51	9/7/06	2,785,000 a	2,785,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Saint James
Retirement Community Project)
(LOC; M&T Bank)	3.46	9/7/06	2,295,000 a	2,295,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Templeton
Foundation Project) (LOC; Key
Bank)	3.48	9/7/06	3,600,000 a	3,600,000
Patchogue-Medford Union Free

School District, GO Notes, TAN	4.50	6/29/07	4,900,000	4,924,903
Pearl River Union Free School
District, GO Notes, TAN	4.50	6/28/07	2,200,000	2,210,952
Port Chester Industrial
Development Agency, IDR (40
Pearl Street LLC) (LOC; The
Bank of New York)	3.45	9/7/06	2,390,000 a	2,390,000
Putnam County Industrial
Development Agency, Civic
Facility Revenue (United
Cerebral Palsy of Putnam and
Southern Dutchess Project)
(LOC; Commerce Bank)	3.47	9/7/06	2,300,000 a	2,300,000
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (The Sage
Colleges Project) (LOC; M&T
Bank)	3.46	9/7/06	2,295,000 a	2,295,000
Rockland County Industrial
Development Agency, IDR
(Intercos America Inc.
Project) (LOC; HSBC Bank USA)	3.65	9/7/06	3,990,000 a	3,990,000
Seneca County Industrial
Development Agency, Civic
Facility Revenue (Kidspace
National Centers of New York
Project) (LOC; Key Bank)	3.48	9/7/06	1,710,000 a	1,710,000
Shenendehowa Central School
District, GO Notes, BAN	4.50	6/29/07	2,760,000	2,768,067
Suffolk County Industrial
Development Agency, Civic
Facility Revenue (Hampton Day
School Civic Facilty) (LOC;
JPMorgan Chase Bank)	3.42	9/7/06	2,840,000 a	2,840,000
Suffolk County Industrial
Development Agency, IDR
(Belmont Villas LLC Facility)
(Insured; FNMA and Liquidity
Facility; FNMA)	3.44	9/7/06	6,000,000 a	6,000,000
Sullivan County,
GO Notes, BAN	4.00	9/7/06	4,205,000	4,205,183
Syracuse Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties-Larned Project)
(LOC; M&T Bank)	3.46	9/7/06	2,400,000 a	2,400,000
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue (State
Contingency Contract Secured)
(Putters Program) (LOC;
JPMorgan Chase Bank)	3.45	9/7/06	4,995,000 a,b	4,995,000
TSASC Inc. of New York,
Tobacco Settlement

Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.48	9/7/06	3,280,000 a,b	3,280,000
TSASC Inc. of New York,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch)	3.51	9/7/06	2,000,000 a,b	2,000,000
Ulster County Industrial
Development Agency, IDR
(Deluxe Packaging Corp.
Project) (LOC; National Bank
of Canada)	3.52	9/7/06	2,500,000 a	2,500,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Banksville
Independent Fire Co., Inc.
Civic Facility) (LOC; The Bank
of New York)	3.40	9/7/06	900,000 a	900,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Jacob Burns
Film Center Project) (LOC; The
Bank of New York)	3.42	9/7/06	4,070,000 a	4,070,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Mercy
College Project) (LOC; Key
Bank)	3.45	9/7/06	1,800,000 a	1,800,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Northern
Westchester Hospital
Association Civic Facility)
(LOC; Commerce Bank)	3.44	9/7/06	4,500,000 a	4,500,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue (Westchester
Arts Council, Inc. Project)
(LOC; Wachovia Bank)	3.42	9/7/06	3,140,000 a	3,140,000
Westchester County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Rye Country Day School
Project) (LOC; Allied Irish
Banks)	3.43	9/7/06	4,800,000 a	4,800,000
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity
Facility; Merrill Lynch and
LOC; Merrill Lynch)	3.47	9/7/06	4,300,000 a,b	4,300,000
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds (Liquidity

Facility; Merrill Lynch)	3.47	9/7/06	5,050,000 a,b	5,050,000
Wyandanch Union Free School
District, GO Notes, TAN	4.65	6/28/07	500,000	502,769

Total Investments (cost $246,651,158)			99.3%	246,651,158
Cash and Receivables (Net)			.7%	1,652,980
Net Assets			100.0%	248,304,138

a Securities payable on demand. Variable interest rate--subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities amounted to $58,950,000 or 23.7% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family C Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits. (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	October 18, 2006

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	October 18, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)